Defined Contribution Retirement Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Retirement Plan

10.	DEFINED CONTRIBUTION RETIREMENT PLAN

The Company sponsors a defined contribution retirement plan in accordance with Section 401(k) of the Internal Revenue Code. The plan covers substantially all employees who are least at 21 years of age and have completed nine consecutive months of service. The Company may make matching and profit sharing contributions to the 401(k) plan. Company contributions vest ratably over a six-year period beginning after the second year of service. The Company did not make any matching or profit sharing contributions to the plan for the three-month ended March 31, 2014 and the year ended December 31, 2013.

10.	DEFINED CONTRIBUTION RETIREMENT PLAN

The Company sponsors a defined contribution retirement plan in accordance with Section 401(k) of the Internal Revenue Code. The plan covers substantially all employees who are least at 21 years of age and have completed nine consecutive months of service. The Company may make matching and profit sharing contributions to the 401(k) plan. Company contributions vest ratably over a six-year period beginning after the second year of service. The Company did not make any matching or profit sharing contributions to the plan for the year ended December 31, 2013.